Goodwill and Intangible Assets - Schedule of Components of Finite-Lived Intangible Assets, Accumulated Amortization, and Indefinite-Lived Assets (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Finite-Lived Intangible Assets [Line Items]
Total definite-life intangibles, Gross Carrying Amount	$ 32,600		$ 32,600		$ 32,600	$ 6,300	$ 500
Total definite-life intangibles, Accumulated Amortization	(10,292)		(10,292)		(5,176)	(200)	(100)
Total definite-life intangibles, Net Carrying Amount	22,308		22,308		27,424	$ 6,100	400
Estimated Useful Life						5 years
Total indefinite-life intangibles, Amount	36,953		36,953		36,953	$ 29,979
Total indefinite-life intangibles, Impairment Losses			(13,823)		0	(1,100)	(1,300)
Total indefinite-life intangibles, Net amount	23,130		23,130		36,953	29,979	25,710
Total other intangible assets	0	$ 0	(13,823)	$ 0
Total other intangibles assets, Gross Carrying Amount	69,553		69,553		69,553	36,279
Total other intangibles assets, Accumulated Amortization	(10,292)		(10,292)		(5,176)	(200)
Total other intangibles assets, Net Carrying Amount	45,438		45,438		64,377	36,079	26,110
Customer and Sommelier Relationships
Finite-Lived Intangible Assets [Line Items]
Total definite-life intangibles, Gross Carrying Amount	30,700		30,700		30,700	6,300	500
Total definite-life intangibles, Accumulated Amortization	(9,727)		(9,727)		(4,922)	(200)	(100)
Total definite-life intangibles, Net Carrying Amount	20,973		$ 20,973		$ 25,778	$ 6,100	$ 400
Estimated Useful Life							5 years
Weighted Average Remaining Amortization Period (in years)			3 years 9 months 18 days		4 years 4 months 24 days	4 years 8 months 12 days	4 years
Total indefinite-life intangibles, Net amount						$ 0	$ 0
Total other intangibles assets, Net Carrying Amount						6,100	400
Trade names and Trademarks
Finite-Lived Intangible Assets [Line Items]
Total definite-life intangibles, Gross Carrying Amount	1,900		$ 1,900		$ 1,900
Total definite-life intangibles, Accumulated Amortization	(565)		(565)		(254)
Total definite-life intangibles, Net Carrying Amount	1,335		$ 1,335		$ 1,646
Weighted Average Remaining Amortization Period (in years)			3 years 2 months 12 days		3 years 6 months
Total indefinite-life intangibles, Amount	30,203		$ 30,203		$ 30,203	23,229
Total indefinite-life intangibles, Impairment Losses			(13,823)
Total indefinite-life intangibles, Net amount	16,380		16,380		30,203
Winery Use Permits
Finite-Lived Intangible Assets [Line Items]
Total definite-life intangibles, Gross Carrying Amount						0
Total definite-life intangibles, Accumulated Amortization						0
Total definite-life intangibles, Net Carrying Amount						0
Total indefinite-life intangibles, Amount	6,750		6,750		6,750	6,750
Total indefinite-life intangibles, Net amount	$ 6,750		$ 6,750		$ 6,750	6,750	5,500
Total other intangibles assets, Net Carrying Amount						6,750	5,500
Trademarks
Finite-Lived Intangible Assets [Line Items]
Total definite-life intangibles, Gross Carrying Amount						0
Total definite-life intangibles, Accumulated Amortization						0
Total definite-life intangibles, Net Carrying Amount						0
Total indefinite-life intangibles, Net amount						23,229	20,210
Total other intangibles assets, Net Carrying Amount						$ 23,229	$ 20,210